Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Aug. 31, 2012
Basis Presentation [Abstract]
Decrease in Net Cash Used in Investing Activities due to revision		$ 3,739,000	$ 1,179,000
Decrease in the change in Due to Related Parties due to revision		3,739,000	1,179,000
Noncash Disclosure Acquisition of Vessels revision		2,529,000	1,210,000
Noncash Disclosure Vessel Deposits Revision		789,000	390,000
Restricted Cash [Abstract]
Restricted Cash Vessel Deposits Portion	10,075,000	29,491,000
Restricted Cash, Debt Service Portion	11,088,000	2,723,000
Vessels, net [Abstract]
Scrap Value per Lightweight Ton	285
Vessels Estimated Usefull Life	25 years
Deposits for vessels acquisitions [Abstract]
Capitalized interest included in deposits for the acquisition of vessels	14,240,000	11,449,000
Impairment of Long-lives Assets [Abstract]
Management Fees Assumed Annual Increase	3.00%
Utilization Rate	98.60%
Managment Agreement Current Rates Expiry Date	May 28, 2014
Deferred financing costs [Abstract]
Amortization and write-offs of deferred finance cost	2,820,000	3,188,000	3,456,000
Preferred shares Series D [Abstract]
Series D Convertible Preferred Stcok Issued August 31, 2012					300
Series D Convertible Preferred Stock Issued October 31, 2012				300
Preferred Shares Series D Aggregate Number Shares	600
Series D Convertible Stock	6,000,000
Series D Convertible Preferred Stock Dividend Rate Per Annum	6.00%
Series D Convertible Preferred Stock Mandatory Convertion Scheme	30 months after the issuance, at a price per share of common stock equal to $10.00
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option	prior to the scheduled maturity date at a price of $7.00 per share of common stock
Series D Convertible Stock Redemption Scheme	18 months after the issuance, at par payable at up to 12 equal quarterly installments
Deferred Drydock and Special Survey Costs [Abstract]
Dry Dock Schedule in months	30
Special Survey Schedule in months	60
Amortization of dry dock and special survey costs	2,622,000	633,000	0
Accumulated Amortization Dry Dock	3,255,000	633,000
Provisions [Abstract]
Daily Management Fee Chemical	6,000
Daily Management Fee MR2	6,000
Daily Management Fee LR1	7,000
Daily Management Fee VLCC	10,000
Management fees [Abstract]
Daily Management Fee Chemical	6,000
Daily Management Fee Mr 2	6,000
Daily Management Fee Lr1	7,000
Daily Management Fee Vlcc	10,000
Management Agreement Date	May 28, 2010
Management Agreement Amendment Date	May 04, 2012
Managment Agreement Current Rates Expiry Date	May 28, 2014
Fixed Dry Dock and Special Survey Fees for MR2 and LR1 Product Tankers	$ 300,000
Deferral of Reimbursment of DryDocking and Extraordinary Expenses Start Date	Mar. 30, 2012
Reimbursment of DryDocking and Extraordinary Expenses Max Reimbursment Date	Jan. 04, 2014
Dry Docking and Extraodinary Fees Deferral Charge	1% per annum over LIBOR
Deferral of Fixed Management Fees Start Date	Sep. 28, 2012
Fixed Management Fees Expenses Max Reimbursment Date	Dec. 31, 2014
Fixed Management Fees Deferral Charge	1% per annum over LIBOR
General And Administrative Expenses [Abstract]
Administrative Services Agreement Date	May 28, 2010
Administrative Services Agreement Expiration Date	May 28, 2015
Dalian Ocean Shipping Co [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	43.30%	43.90%	12.90%
Blue Light Chartering Inc [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		11.50%	10.90%
Jacob Tank Chartering GMBH &CO. KG [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		11.30%	42.50%
Sk Shipping Company Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1			18.60%
Formosa Petrochemical Corporation [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1			12.90%
Stx Panocean Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	10.70%